20 Washington Avenue South o Minneapolis, Minnesota 55401


                  NORTHWESTERN NATIONAL LIFE INSURANCE COMPANY












                           MFS/NWNL VARIABLE ACCOUNT
                                 ANNUAL REPORT
                               FOR THE YEAR ENDED
                               DECEMBER 31, 1995



                                    [LOGO]










This report has been prepared to provide information to owners of MFS/NWNL Variable Account Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current MFS/NWNL Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.

                          INDEPENDENT AUDITORS' REPORT



Board of Directors
Northwestern National Life Insurance
Company and Contract Owners of
MFS/NWNL Variable Account:



  We have audited the accompanying statement of assets and liabilities of MFS/NWNL Variable Account as of December 31, 1995 and the related combined statements of operations and changes in Contract Owners' equity for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the management of Northwestern National Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

  We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1995, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MFS/NWNL Variable Account as of December 31, 1995, and the results of its operations and changes in Contract Owners' equity for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 2, 1996

                            MFS/NWNL VARIABLE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                                 December 31, 1995
                   (In Thousands, Except Share and Unit Data)


                                                                                                    MASSACHUSETTS
                                                                                   MASSACHUSETTS      INVESTORS          MFS(R)
                                                        MFS(R)         MFS(R)        INVESTORS      GROWTH STOCK       RESEARCH
                                                    MONEY MARKET     BOND FUND         TRUST            FUND             FUND
ASSETS:                                                 FUND         (CLASS A)       (CLASS A)        (CLASS A)        (CLASS A)
-------
                                                     -----------    -----------     -----------      -----------      -----------
Investments in mutual funds at market value:

MFS(R) Money Market Fund
     2,720,961 shares (cost $2,721).........            $2,721

MFS(R) Bond Fund- Class A
     120,449 shares (cost $1,631)...........                            $1,648

Massachusetts Investors Trust- Class A
     109,399 shares (cost $1,355)...........                                           $1,390

Massachusetts Investors Growth Stock Fund- Class A
     127,504 shares (cost $1,392)...........                                                             $1,355

MFS(R) Research Fund- Class A
     96,542 shares (cost $1,240)............                                                                             $1,510

MFS(R) Total Return Fund- Class A
     249,715 shares (cost $3,199)...........

MFS(R) Growth Opportunities Fund- Class A
     403,389 shares (cost $4,501)...........

MFS(R) High Income Fund- Class A
     770,685 shares (cost $3,805)...........

MFS(R) World Governments Fund- Class A
     62,188 shares (cost $734)..............

MFS(R) Emerging Growth Fund- Class A
     73,023 shares (cost $1,405)............
                                                   -----------     -----------    -----------       -----------     -----------
Total Assets................................            $2,721          $1,648         $1,390            $1,355          $1,510
                                                        ======          ======         ======            ======          ======

LIABILITIES AND
CONTRACT OWNERS' EQUITY:
Due to Northwestern National Life
   Insurance Company for accrued contract
   charges and reserve transfers. ..........                $3              $3             $1                $1              $2
Contract Owners' Equity.....................             2,718           1,645          1,389             1,354           1,508
                                                   -----------     -----------    -----------       -----------     -----------
      Total Liabilities and Contract Owners' Equity     $2,721          $1,648         $1,390            $1,355          $1,510
                                                        ======          ======         ======            ======          ======



          Units Outstanding:................       112,836.517      35,793.566     23,606.537        28,462.862      27,105.758

          Net Asset Value per Unit:
                 Tax Qualified..............        $24.089226      $45.397825     $58.043826        $47.572288      $55.624290
                 Non-Tax Qualified..........        $24.131759      $44.513521     $56.581787        $46.492000      $58.488303


    The accompanying notes are an integral part of the financial statements.


                                                  MFS(R)        MFS(R)         MFS(R)         MFS(R)        MFS(R)
                                                  TOTAL        GROWTH          HIGH           WORLD       EMERGING
                                                  RETURN     OPPORTUNITIES     INCOME       GOVERNMENTS     GROWTH
                                                   FUND          FUND           FUND           FUND          FUND
ASSETS:                                          (CLASS A)     (CLASS A)      (CLASS A)      (CLASS A)     (CLASS A)        TOTAL
-------
                                                -----------   -----------    -----------    -----------   -----------    -----------
Investments in mutual funds at market value:

MFS(R) Money Market Fund
     2,720,961 shares (cost $2,721).........                                                                              $  2,721

MFS(R) Bond Fund- Class A
     120,449 shares (cost $1,631)...........                                                                                 1,648

Massachusetts Investors Trust- Class A
     109,399 shares (cost $1,355)...........                                                                                 1,390

Massachusetts Investors Growth Stock Fund-
  Class A
     127,504 shares (cost $1,392)...........                                                                                 1,355

MFS(R) Research Fund- Class A
     96,542 shares (cost $1,240)............                                                                                 1,510

MFS(R) Total Return Fund- Class A
     249,715 shares (cost $3,199)...........       $3,598                                                                    3,598

MFS(R) Growth Opportunities Fund- Class A
     403,389 shares (cost $4,501)...........                      $4,817                                                     4,817

MFS(R) High Income Fund- Class A
     770,685 shares (cost $3,805)...........                                    $3,992                                       3,992

MFS(R) World Governments Fund- Class A
     62,188 shares (cost $734)..............                                                     $685                          685

MFS(R) Emerging Growth Fund- Class A
     73,023 shares (cost $1,405)............                                                                  $1,951         1,951
                                               ----------    -----------   -----------    -----------    -----------   -----------
Total Assets................................       $3,598         $4,817        $3,992           $685         $1,951       $23,667
                                                   ======         ======        ======           ====         ======       =======


LIABILITIES AND
CONTRACT OWNERS' EQUITY:
Due to Northwestern National Life
   Insurance Company for accrued contract
   charges and reserve transfers. ..........           $4             $5            $4             $-             $2           $25
Contract Owners' Equity.....................        3,594          4,812         3,988            685          1,949        23,642
                                               ----------    -----------   -----------    -----------    -----------   -----------
      Total Liabilities and Contract               $3,598         $4,817        $3,992           $685         $1,951       $23,667
                                                   ======         ======        ======           ====         ======       =======
      Owners' Equity


          Units Outstanding:................   62,014.906     94,889.785    83,394.363     13,675.919     39,184.416   520,964.629

          Net Asset Value per Unit:
                 Tax Qualified..............   $57.956980     $49.862122    $47.782748     $47.869578     $49.732075
                 Non-Tax Qualified..........   $58.111989     $45.413197    $48.241464     $47.900110     $49.732075



    The accompanying notes are an integral part of the financial statements.

               MFS/NWNL VARIABLE ACCOUNT STATEMENT OF OPERATIONS
                     AND CHANGES IN CONTRACT OWNERS' EQUITY
                           (In Thousands of Dollars)



                                                                            YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                            DECEMBER 31,      DECENBER 31,     DECEMBER 31,
                                                                               1995              1994             1993
                                                                            -----------       -----------      -----------

Net investment income:
     Reinvested dividend income.....................................           $   960              $844            $1,289
     Reinvested capital gains.......................................             1,107               751             1,347
     Administrative expenses........................................              (350)             (365)             (407)
                                                                           -----------       -----------       -----------

           Net investment income and  capital gains.................             1,717             1,230             2,229
                                                                           -----------       -----------       -----------
Realized and unrealized gains (losses):
      Net realized gains on redemption of fund shares...............               388               268               774
      Increase (decrease) in unrealized appreciation
          of investments............................................             2,731            (2,242)              209
                                                                           -----------       -----------       -----------
          Net realized and unrealized gains (losses)................             3,119            (1,974)              983
                                                                           -----------       -----------       -----------
             Net additions (reductions) from operations.............             4,836              (744)            3,212
                                                                           -----------       -----------       -----------
Contract Owners' transactions:
      Net purchase payments.........................................               339               492               661
      Surrenders....................................................            (4,519)           (3,049)           (4,598)
      Annuity payments..............................................              (283)              (54)              (24)
      Transfers (from) to required reserves.........................                 -               (18)                2
                                                                           -----------       -----------       -----------
          Net reductions for Contract Owners' transactions..........            (4,463)           (2,629)           (3,959)
                                                                           -----------       -----------       -----------
             Net additions (reductions) for the year................               373            (3,373)             (747)

Contract Owners' Equity, beginning of the year......................            23,269            26,642            27,389
                                                                           -----------       -----------       -----------
Contract Owners' Equity, end of the year............................           $23,642           $23,269           $26,642
                                                                               =======           =======           =======





     The accompanying notes are integral part of the financial statements.

MFS/NWNL VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   ORGANIZATION AND CONTRACTS:
   MFS/NWNL Variable Account (the "Account") is a separate account of Northwestern National Life Insurance Company ("NWNL"), a wholly owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Purchase payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the following Funds during the year.

                            MFS(R)  Money Market Fund (Class A)
                            MFS(R)  Bond Fund (Class A)
                            Massachusetts Investors Trust (Class A)
                            Massachusetts Investors Growth Stock Fund (Class A) MFS(R) Research Fund (Class A)
                            MFS(R)   Total Return Fund (Class A)
                            MFS(R)   Growth Opportunities Fund (Class A)
                            MFS(R)   High Income Fund (Class A)
                            MFS(R)   World Governments Fund (Class A)
                            MFS(R)   Emerging Growth Fund (Class A)

   SECURITIES VALUATION TRANSACTIONS:
   The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

   VARIABLE ANNUITY RESERVES:
   The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by NWNL, are offset by transfers to, or from, NWNL.

2.  FEDERAL INCOME TAXES:

   The MFS/NWNL Variable Account has not provided for income taxes because in 1981 the Internal Revenue Service issued Revenue Ruling 81-225, which holds, in part, that for certain types of variable annuity contracts, the Contract Owner is considered the owner of the underlying mutual fund shares for federal income tax purposes and any earnings and/or gains from the shares are included in the gross income of the Contract Owner. The Ruling requires that all long-term realized gains or losses on nontax qualified accounts be reported to the Contract Owners'.

3.  CONTRACT CHARGES:

   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, NWNL will deduct from the contract value a surrender charge as set forth in the contract.

   Charges by NWNL on the contracts include: (a) an annual administrative charge of $30 from each contract on the anniversary date or at the time of surrender if other than the anniversary date and (b) a charge for mortality and expense risk assumed by NWNL equal to an annual rate of 0.9% and 0.4%, respectively, of each participant's account. NWNL bears the risk of adverse mortality experience and any costs for sales and administrative services and expenses which exceed the periodic charge.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, NWNL may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

                           MFS/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


4.   INVESTMENTS:
     The net realized gains (losses) on redemptions of fund shares for the years ended December 31, 1995, 1994 and 1993 were as follows, (in thousands):



                                                          TOTAL                                       MFS(R) MONEY MARKET FUND
                                       -------------------------------------------     ---------------------------------------------

                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,
                                          1995            1994            1993            1995            1994           1993
                                       ------------    ------------   ------------     ------------   ------------    ------------

     Proceeds from redemptions...            $6,671         $12,719         $9,252           $2,050         $4,904          $3,004
     Cost........................             6,283          12,451          8,478            2,050          4,904           3,004
                                       ------------    ------------   ------------     ------------   ------------    ------------
     Net realized gains (losses) on
        redemptions of fund shares          $   388       $     268        $   774           $    -      $       -       $       -
                                            =======       =========        =======        =========      =========       =========




                                                   MASSACHUSETTS INVESTORS
                                                      GROWTH STOCK FUND                                  MFS(R) RESEARCH FUND
                                                          (CLASS A)                                           (CLASS A)
                                       -------------------------------------------    --------------------------------------------

                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,
                                          1995            1994            1993            1995            1994           1993
                                       ------------    ------------   ------------     ------------   ------------    ------------

     Proceeds from redemptions...              $290            $226           $442             $503           $273            $104
     Cost........................               244             201            301              395            214              76
                                       ------------    ------------   ------------     ------------   ------------    ------------
     Net realized gains (losses) on
        redemptions of fund shares            $  46           $  25           $141            $108           $  59           $  28
                                              =====           =====           ====            ====           =====           =====



                                                                                                            MFS(R) WORLD
                                                    MFS(R) HIGH INCOME FUND                                GOVERNMENTS FUND
                                                          (CLASS A)                                          (CLASS A)
                                       -------------------------------------------   --------------------------------------------

                                       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                        DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,        DEC. 31,       DEC. 31,
                                          1995            1994            1993           1995            1994           1993
                                       ------------    ------------   ------------    ------------   ------------    ------------

     Proceeds from redemptions...              $913          $4,304         $1,803            $220           $354            $124
     Cost........................               959           4,196          1,536             227            379             111
                                       ------------    ------------   ------------    ------------   ------------    ------------
     Net realized gains (losses) on
        redemptions of fund shares             ($46)        $   108        $   267             ($7)          ($25)          $  13
                                               ====         =======        =======             ===           ====           =====



                           MFS/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                   MFS(R) BOND FUND                             MASSACHUSETTS INVESTORS TRUST
                                                       (CLASS A)                                         (CLASS A)
                                       -------------------------------------------      --------------------------------------------

                                       YEAR ENDED      YEAR ENDED     YEAR ENDED        YEAR ENDED     YEAR ENDED    YEAR ENDED
                                        DEC. 31,        DEC. 31,       DEC. 31,          DEC. 31,       DEC. 31,      DEC. 31,
                                          1995            1994           1993              1995           1994          1993
                                       ------------   ------------    ------------      ------------  ------------   ------------

     Proceeds from redemptions...              $276           $682            $382              $190          $157           $207
     Cost........................               292            705             335               220           182            220
                                       ------------   ------------    ------------      ------------   -----------   ------------
     Net realized gains (losses) on
        redemptions of fund shares             ($16)          ($23)          $  47              ($30)         ($25)          ($13)
                                               ====           ====           =====              ====          ====           ====





                                                                                                         MFS(R) GROWTH
                                                     MFS(R) TOTAL RETURN FUND                         OPPORTUNITIES FUND
                                                          (CLASS A)                                       (CLASS A)
                                       -------------------------------------------      -----------------------------------------

                                       YEAR ENDED      YEAR ENDED     YEAR ENDED        YEAR ENDED     YEAR ENDED    YEAR ENDED
                                        DEC. 31,        DEC. 31,       DEC. 31,          DEC. 31,       DEC. 31,      DEC. 31,
                                          1995            1994           1993              1995           1994          1993
                                       ------------   ------------    ------------      ------------  ------------   ------------

     Proceeds from redemptions...            $1,025         $1,031          $1,300              $924          $586         $1,201
     Cost........................               844            901           1,081               790           557          1,111
                                       ------------   ------------    ------------      ------------  ------------   ------------
     Net realized gains (losses) on
        redemptions of fund shares             $181           $130            $219              $134           $29            $90
                                               ====           ====            ====              ====           ===            ===





                                                   MFS(R) EMERGING
                                                     GROWTH FUND
                                                      (CLASS A)
                                      ------------------------------------------

                                      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                       DEC. 31,       DEC. 31,      DEC. 31,
                                         1995           1994          1993
                                      ------------  ------------   ------------

     Proceeds from redemptions...             $280          $202           $685
     Cost........................              262           212            703
                                      ------------  ------------   ------------
     Net realized gains (losses) on
        redemptions of fund shares          $   18          ($10)          ($18)
                                            ======          ====           ====

                           MFS/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



5.    CONTRACT OWNERS' TRANSACTIONS:
      Unit transactions in each Sub-Account during the years ended December 31, 1995, 1994 and 1993 were as follows:



                                                                                                     MFS(R) BOND
                                                            MFS(R) MONEY                                 FUND
                                                            MARKET FUND                              (CLASS A)
                                              --------------------------------------  -------------------------------------

                                               YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,
                                                  1995         1994         1993          1995         1994         1993
                                               -----------   ----------   ----------  -----------   ----------   ----------

     Units outstanding, beginning of the year  167,242.251  175,814.541  249,359.321   40,693.896   50,303.756   50,761.189
     Units purchased....................         2,492.450    3,150.590    4,421.159      446.925      550.518      471.219
     Units redeemed.....................       (60,956.726) (41,227.550) (68,847.244)  (5,794.078)  (4,984.507)  (3,803.303)
     Units transferred between Sub-Accounts      4,058.542   29,504.670   (9,118.695)     446.823   (5,175.871)   2,874.651
                                                ----------   ----------   ----------   ----------   ----------   ----------

     Units outstanding, end of the year.       112,836.517  167,242.251  175,814.541   35,793.566   40,693.896   50,303.756
                                               ===========  ===========  ===========   ==========   ==========   ==========


                                                                                                    MFS(R) GROWTH
                                                            MFS(R) TOTAL                             OPPORTUNITIES
                                                            RETURN FUND                                FUND
                                                             (CLASS A)                               (CLASS A)
                                               -------------------------------------   ------------------------------------

                                               YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,
                                                  1995         1994         1993          1995         1994         1993
                                               -----------   ----------   ----------   ----------   ----------   ----------

     Units outstanding, beginning of the year   81,547.990   89,906.122  101,079.955  111,725.962  120,705.939  143,744.403
     Units purchased....................         1,366.667    2,564.594    4,026.884    1,166.607    1,677.949    1,916.269
     Units redeemed.....................       (15,678.477) (13,630.791) (21,200.524) (18,109.828)  (9,521.122) (16,522.653)
     Units transferred between Sub-Accounts     (5,221.274)   2,708.065    5,999.807      107.044   (1,136.804)  (8,432.080)
                                                ----------   ----------   ----------   ----------   ----------   ----------

     Units outstanding, end of the year.        62,014.906   81,547.990   89,906.122   94,889.785  111,725.962  120,705.939
                                                ==========   ==========   ==========   ==========  ===========  ===========


                           MFS/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                 MASSACHUSETTS
                                                            MASSACHUSETTS                       INVESTORS GROWTH
                                                           INVESTORS TRUST                         STOCK FUND
                                                             (CLASS A)                              (CLASS A)
                                              -------------------------------------   -------------------------------------

                                              YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                               DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                                 1995          1994         1993         1995         1994         1993
                                              -----------   ----------   ----------   ----------    ----------   ----------

     Units outstanding, beginning of the year  24,462.931   26,534.206   28,801.024   34,032.392    37,169.634   46,078.868
     Units purchased....................          697.792      764.201    2,229.713      695.880       837.386    1,317.191
     Units redeemed.....................       (2,385.827)  (1,997.585)  (2,354.560)  (5,171.989)   (4,276.482)  (7,653.972)
     Units transferred between Sub-Accounts       831.641     (837.891)  (2,141.971)  (1,093.421)      301.854   (2,572.453)
                                               ----------   ----------   ----------   ----------    ----------   ----------

     Units outstanding, end of the year.       23,606.537   24,462.931   26,534.206   28,462.862    34,032.392   37,169.634
                                               ==========   ==========   ==========   ==========    ==========   ==========


                                                                                                    MFS(R) WORLD
                                                             MFS(R) HIGH                            GOVERNMENTS
                                                             INCOME FUND                               FUND
                                                              (CLASS A)                              (CLASS A)
                                               -------------------------------------   -------------------------------------

                                               YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                                  1995          1994         1993         1995         1994         1993
                                               -----------   ----------   ----------   ----------    ----------   ----------

     Units outstanding, beginning of the year   95,772.845  120,857.156  134,205.074    15,677.993   20,279.064   17,835.352
     Units purchased....................           343.909    1,627.949    1,824.158      128.349       254.406      302.815
     Units redeemed.....................       (16,544.601) (21,586.502) (17,638.627)  (1,615.579)   (2,420.053)    (846.695)
     Units transferred between Sub-Accounts      3,822.210   (5,125.758)   2,466.551      (514.844)  (2,435.424)   2,987.592
                                                ----------   ----------   ----------   ----------    ----------   ----------

     Units outstanding, end of the year.        83,394.363   95,772.845  120,857.156   13,675.919    15,677.993   20,279.064
                                                ==========   ==========  ===========   ==========    ==========   ==========


                           MFS/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                          MFS(R) RESEARCH
                                                                FUND
                                                             (CLASS A)
                                              -------------------------------------

                                              YEAR ENDED    YEAR ENDED   YEAR ENDED
                                               DEC. 31,      DEC. 31,     DEC. 31,
                                                 1995          1994         1993
                                               ----------   ----------   ----------

     Units outstanding, beginning of the year  35,069.784   32,935.954   33,965.652
     Units purchased....................          345.673      439.089      612.508
     Units redeemed.....................       (6,975.455)  (3,194.020)  (2,167.924)
     Units transferred between Sub-Accounts    (1,334.244)   4,888.761      525.718
                                               ----------   ----------   ----------

     Units outstanding, end of the year.       27,105.758   35,069.784   32,935.954
                                               ==========   ==========   ==========


                                                            MFS(R) EMERGING
                                                               GROWTH
                                                                FUND
                                                              (CLASS A)
                                               -------------------------------------

                                               YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                DEC. 31,      DEC. 31,     DEC. 31,
                                                  1995          1994         1993
                                               -----------   ----------   ----------

     Units outstanding, beginning of the year   39,191.298   34,652.403   36,879.705
     Units purchased....................         1,016.229    1,145.168    1,297.358
     Units redeemed.....................        (1,275.193)  (2,853.696)  (8,941.467)
     Units transferred between Sub-Accounts        252.082    6,247.423    5,416.807
                                                ----------   ----------   ----------

     Units outstanding, end of the year.        39,184.416   39,191.298   34,652.403
                                                ==========   ==========   ==========

                           MFS/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



6. STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY. Operations and changes in Contract Owners' equity for the year ended December 31, 1995 were as follows, (in thousands):


                                                                                                                      MASSACHUSETTS
                                                                                                     MASSACHUSETTS      INVESTORS
                                                                        MFS(R)         MFS(R)          INVESTORS      GROWTH STOCK
                                                                    MONEY MARKET     BOND FUND           TRUST            FUND
                                                      TOTAL             FUND         (CLASS A)         (CLASS A)        (CLASS A)
                                                   -----------       -----------    -----------       -----------      -----------
Net investment income:
      Reinvested dividend income............              $960              $175           $118               $25                -
      Reinvested capital gains..............             1,107                 -              -               104              179
      Administrative expenses...............              (350)              (60)           (24)              (18)             (19)
                                                   -----------       -----------    -----------       -----------      -----------
           Net investment income and  capital gains      1,717               115             94               111              160
                                                   -----------       -----------    -----------       -----------      -----------
Realized and unrealized gains (losses):
      Net realized gains (losses) on redemptions
           of fund shares...................               388                -             (16)              (30)              46
      Increase in unrealized appreciation
          of investments....................             2,731                 -            207               296              105
                                                   -----------       -----------    -----------       -----------      -----------
          Net realized and unrealized gains.             3,119                 -            191               266              151
                                                   -----------       -----------    -----------       -----------      -----------
                Net additions from operations           4,836                115            285               377              311
                                                   -----------       -----------    -----------       -----------      -----------
Contract Owners' transactions:
      Net purchase payments.................               339                59             18                36               26
      Surrenders............................            (4,519)           (1,336)          (159)             (117)            (220)
      Transfers between Sub-Accounts........                 -                92             20                47              (42)
      Annuity payments.....................               (283)              (90)           (79)               (2)               -
      Transfers from required reserves......                 -                 -              -                 -                -
                                                   -----------       -----------    -----------       -----------      -----------
          Net (reductions) additions for
             Contract Owners' transactions..            (4,463)           (1,275)          (200)              (36)            (236)
                                                   -----------       -----------    -----------       -----------      -----------
                Net additions (reductions) for             373            (1,160)            85               341               75
                 the year

Contract Owners' Equity, beginning of the year          23,269             3,878          1,560             1,048            1,279
                                                   -----------       -----------    -----------       -----------      -----------
Contract Owners' Equity, end of the year....           $23,642            $2,718         $1,645            $1,389           $1,354
                                                       =======            ======         ======            ======           ======


                          MFS/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                  MFS(R)                      MFS(R)
                                                       MFS(R)       MFS(R)       GROWTH         MFS(R)      WORLDWIDE      MFS(R)
                                                     RESEARCH   TOTAL RETURN  OPPORTUNITIES  HIGH INCOME   GOVERNMENTS    EMERGING
                                                       FUND         FUND          FUND          FUND          FUND       GROWTH FUND
                                                     (CLASS A)    (CLASS A)     (CLASS A)     (CLASS A)     (CLASS A)     (CLASS A)
                                                    -----------  -----------   -----------   -----------   -----------   -----------
Net investment income:
      Reinvested dividend income............                $5          $201        $-             $350           $86            $-
      Reinvested capital gains..............                88           131          605             -             -             -
      Administrative expenses...............               (21)          (52)         (67)          (55)          (10)          (24)
                                                   -----------   -----------  -----------   -----------   -----------   -----------
           Net investment income and  capital gains         72           280          538           295            76           (24)
                                                   -----------   -----------  -----------   -----------   -----------   -----------
Realized and unrealized gains (losses):
      Net realized gains (losses) on redemptions
           of fund shares...................               108           181          134           (46)           (7)           18
      Increase in unrealized appreciation
          of investments....................               264           353          622           338            23           523
                                                   -----------   -----------  -----------   -----------   -----------   -----------
          Net realized and unrealized gains.               372           534          756           292            16           541
                                                   -----------   -----------  -----------   -----------   -----------   -----------
                Net additions from operations              444           814        1,294           587            92           517
                                                   -----------   -----------  -----------   -----------   -----------   -----------
Contract Owners' transactions:
      Net purchase payments.................                16            70           48            17             7            42
      Surrenders............................              (341)         (696)        (790)         (736)          (73)          (51)
      Transfers between Sub-Accounts........               (37)         (265)           5           163           (25)           42
      Annuity payments.....................                  -          (100)          (9)            -            (3)            -
      Transfers from required reserves......                 -             -            1            (1)            -             -
                                                   -----------   -----------  -----------   -----------   -----------   -----------
          Net (reductions) additions for
           Contract Owners' transactions..                (362)         (991)        (745)         (557)          (94)           33
                                                   -----------   -----------  -----------   -----------   -----------   -----------
             Net additions (reductions) for the year        82          (177)         549            30            (2)          550

Contract Owners' Equity, beginning of the year           1,426         3,771        4,263         3,958           687         1,399
                                                   -----------   -----------  -----------   -----------   -----------   -----------
Contract Owners' Equity, end of the year....            $1,508        $3,594       $4,812        $3,988          $685        $1,949
                                                        ======        ======       ======        ======          ====        ======





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

                      MFS/NWNL VARIABLE ACCOUNT
              [LOGO]  20 Washington Avenue South
                      Minneapolis, Minnesota 55401
                      (612) 372-5507





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